Fixed assets - Property, plant and equipment held under finance leases - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases	€ 636	€ 574	€ 528
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases		423	454
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases		115	53
IFRS Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment held under finance leases		€ 36	€ 21